Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) / income	$ (5,813)	$ 3,505	$ (19,243)
Adjustments to reconcile net (loss) / income to net cash from operating activities:
Depreciation	5,768	5,710	5,446
Amortization of special survey costs	236	174	203
Amortization of financing costs	164	173	136
Vessel impairment charge	3,998		16,930
Stock compensation		143
Changes in assets and liabilities:
Inventories	(590)	321	(482)
Trade receivables	(1,226)	748	(131)
Prepayments and other assets	321	(107)	(217)
Special surveys cost	(364)	(888)	(469)
Accounts payable	2,012	532	328
Due to related parties	1,832	(10)	3,353
Hire collected in advance	(1,714)	1,650	(421)
Accrued and other liabilities	(178)	415	(71)
Net cash provided by operating activities	4,446	12,366	5,362
Cash flows from investing activities:
Advances for vessel acquisition		(18,766)	(6,923)
Additions to vessel cost			(233)
Net cash used in investing activities		(18,766)	(7,156)
Cash flows from financing activities:
Proceeds from long-term debt		21,000
Repayment of long-term debt	(7,263)	(6,863)	(6,183)
Issuance of promissory note		2,500
Issuance of common stock		10
Change in restricted cash	(500)	(3,500)
Proceeds from equity contributions			6,424
Paid-in capital re-imbursement / distribution		(1,248)
Payment of financing costs	(22)	(279)
Expenses for Merger		(1,745)
Net cash provided by / (used in) financing activities	(7,785)	9,875	241
Net (decrease) / increase in cash and cash equivalents	(3,339)	3,475	(1,553)
Cash and cash equivalents at beginning of the year	4,122	647	2,200
Cash and cash equivalents at end of the year	783	4,122	647
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	$ 2,779	$ 2,191	$ 1,788